Deferred income tax	12 Months Ended
Dec. 31, 2025
Deferred income tax
Deferred income tax

16       Deferred income tax

Deferred income taxes are calculated in full on temporary differences under the liability method using the tax rate enacted in each country that are expected to apply in the period the temporary difference will reverse. The tax rate per country as of December 31, 2025 is the following: Uruguay: 25%, Argentina: 35%, Italy: 29%, Armenia: 18%, Brazil: 34%, Ecuador: 25%, Spain: 25%, Luxembourg: 24% (as of December 31, 2024 the tax rates were the same except in Luxembourg where it was of 25%).

The evolution of deferred tax assets and liabilities during the years 2025 and 2024 are as follows:

Deferred tax liabilities

	Property, plant
	and equipment and	Tax inflation
	Intangibles Assets	adjustment	Other liabilities	Total
Balances at January 1, 2025	446,131	491	13,400	460,022
Increase/ (decrease) of deferred tax liabilities for the year	(2,125)	(459)	3,672	1,088
Translation differences and inflation adjustment	(13,308)	(32)	(291)	(13,631)
Balances at December 31, 2025	430,698	—	16,781	447,479
Balances at January 1, 2024	287,498	10,927	16,182	314,607
Increase/(decrease) of deferred tax liabilities for the year	48,936	(18,132)	(8,350)	22,454
Translation differences and inflation adjustment	109,697	7,696	5,568	122,961
Balances at December 31, 2024	446,131	491	13,400	460,022

Deferred tax assets

		Tax loss	Property, plant and
	Provisions and	carry	equipment and
	allowances	forwards	Intangibles Assets	Other	Total
Balances at January 1, 2025	21,333	58,824	683	9,185	90,025
(Decrease) / increase of deferred tax assets for the year	(282)	(30,115)	3,224	(985)	(28,158)
Other	—	(404)	—	(438)	(842)
Translation differences and inflation adjustment	394	(2,510)	20	606	(1,490)
Balances at December 31, 2025	21,445	25,795	3,927	8,368	59,535
Balances at January 1, 2024	23,807	205,376	813	10,008	240,004
(Decrease) / increase of deferred tax assets for the year	(8,152)	(230,917)	(139)	(1,958)	(241,166)
Other (*)	—	(6,887)	—	820	(6,067)
Translation differences and inflation adjustment	5,678	91,252	9	315	97,254
Balances at December 31, 2024	21,333	58,824	683	9,185	90,025

(*) Mainly includes the application of tax loss carry forwards to tax prepayments made by ICAB based on Law 14,740/23.

16       Deferred income tax (Cont.)

The Group does not recognize deferred tax assets for unused tax loss carryforward or unused tax credit if it is not probable that there will be sufficient future taxable profit against which the loss carryforward or credit can be utilized.

At December 31, 2025 an amount of USD 406.6 million (USD 358.7 million at December 31, 2024) has not been recognized within deferred tax assets because there is not sufficient evidence that there will be enough taxable profit available to allow the benefit of part or all of that deferred tax asset to be utilized. Unused tax loss carryforwards do not expire although there are certain deduction limits, except for USD 88.5 million which expire between 2034 and 2041 as of December 31, 2025 (USD 88.4 million as of December 31, 2024).

At December 31, 2025, USD 11.3 million (USD 9.5 million at December 31, 2024) of the deferred tax asset relates to tax losses carryforward that do not expire, while the remaining USD 14.5 million (USD 49.3 million at December 31, 2024) expire as follows:

	For the year ended December 31,
Expiration date	2025	2024
December 31, 2026	1,150	2,028
December 31, 2027	—	—
December 31, 2028	13,343	47,070
December 31, 2030	—	269

Deferred income tax assets and liabilities are offset when (1) there is a legally enforceable right to set-off current tax assets against current tax liabilities and (2) when the deferred income taxes are owed to the same fiscal authority on either the same taxable entity or different taxable entities where there is an intention to settle the balances on a net basis. The following amounts, determined after appropriate set-off, are shown in the Consolidated Statement of Financial Position:

	2025	2024
Deferred tax assets	12,638	13,372
Deferred tax liabilities	(400,582)	(383,369)